S000010512 [Member] Expense Example - AB All Market Total Return Portfolio	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 532
Expense Example, with Redemption, 3 Years	762
Expense Example, with Redemption, 5 Years	1,010
Expense Example, with Redemption, 10 Years	1,718
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	289	[1]
Expense Example, with Redemption, 3 Years	587
Expense Example, with Redemption, 5 Years	1,010
Expense Example, with Redemption, 10 Years	1,991
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	277
Expense Example, with Redemption, 5 Years	481
Expense Example, with Redemption, 10 Years	1,072
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	497
Expense Example, with Redemption, 10 Years	$ 1,107

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.